Taxation (Deferred Tax Assets and Liabilities, Narrative) (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
TAXATION [Abstract]
Net operating losses from PRC entities available to offset against future net profit for income tax purposes	$ 1,430.0
Deferred tax assets generated from net operating losses offset by valuation allowance	283.4
PRC net operating losses generated from previous years, expired	$ 15.9